Reorganization and Acquisitions (Share Repurchase Program, Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 27, 2013
Equity, Class of Treasury Stock [Line Items]
Aggregate cost of repurchased shares	$ 3,577,000	$ 17,240,000	$ 0
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate cost of repurchased shares	20,800,000
Share Repurchase Program [Member] | ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program				$ 100,000,000
Period in force of share repurchase program				2 years
Aggregate repurchased shares	754,800
Average price per repurchased share	$ 27.6
Share Repurchase Program [Member] | Class A ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate repurchased shares	1,509,600
Average price per repurchased share	$ 13.8